Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 13,303	$ 11,086	$ 2,368
Less: Accumulated depreciation	2,837	1,683	677
Property and equipment – net	10,466	9,403	1,691
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,224	5,907	333
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10	15	10
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	784	714	158
Research and development equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,679	2,794	1,030
Computer hardware and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,513	1,219	365
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 93	$ 437	$ 472